Consolidated Statement of Changes in Stockholders' Equity (Deficit) (USD $)	Common Stock [Member]	Additional Paid-in Capital [Member]	Retained Earnings [Member]	Noncontrolling Interest [Member]	Total
Balance at Jun. 23, 2005	$ 0	$ 0	$ 0	$ 0	$ 0
Balance (in shares) at Jun. 23, 2005	0
Stock issued for cash on June 24, 2005 at $0.000105 per share	35,526	(31,776)	0	0	3,750
Stock issued for cash on June 24, 2005 at $0.000105 per share (in shares)	35,526,336
Stock issued for cash on June 24, 2005 at $0.000105 per share	35,526	(31,776)	0	0	3,750
Stock issued for cash on June 24, 2005 at $0.000105 per share (in shares)	35,526,336
Net income (loss)	0	0	0	0	0
Balance at Jun. 30, 2005	71,052	(63,552)	0	0	7,500
Balance (in shares) at Jun. 30, 2005	71,052,672
Stock issued for cash on March 14, 2006 at $0.001056 per share	47,368	2,632	0	0	50,000
Stock issued for cash on March 14, 2006 at $0.001056 per share (in shares)	47,368,454
Net income (loss)	0	0	(14,068)	0	(14,068)
Balance at Jun. 30, 2006	118,420	(60,920)	(14,068)	0	43,432
Balance (in shares) at Jun. 30, 2006	118,421,126
Net income (loss)	0	0	(16,081)	0	(16,081)
Balance at Jun. 30, 2007	118,420	(60,920)	(30,149)	0	27,351
Balance (in shares) at Jun. 30, 2007	118,421,126
Stock issued for cash on February 7, 2008 at $0.019 per share	2,632	47,368	0	0	50,000
Stock issued for cash on February 7, 2008 at $0.019 per share (in shares)	2,631,595
Net income (loss)	0	0	(95,656)	0	(95,656)
Balance at Jun. 30, 2008	121,052	(13,552)	(125,805)	0	(18,305)
Balance (in shares) at Jun. 30, 2008	121,052,721
Net income (loss)	0	0	(67,905)	0	(67,905)
Balance at Jun. 30, 2009	121,052	(13,552)	(193,710)	0	(86,210)
Balance (in shares) at Jun. 30, 2009	121,052,721
October 2009, cancellation of former officer's shares	(71,052)	71,052	0	0	0
October 2009, cancellation of former officer's shares (in shares)	(71,052,626)
October 2009, stock issued to the chief executive officer for services at $0.0032 per share	1,500	3,300	0	0	4,800
October 2009, stock issued to the chief executive officer for services at $0.0032 per share (in shares)	1,500,000
Stock issued during period for private placement in November, value, issues one	6,400	1,018,222	0	0	1,024,622
Stock issued during period for private placement in November, shares, issues one (in shares)	6,400,000
Stock issued during period for private placement in November, value, issues two	2,120	299,447	0	0	301,567
Stock issued during period for private placement in November, shares, issues two (in shares)	2,120,000
November 2009, common stock sold in private placement offering at $0.25 per share, less offering cost totaling $31,243	1,820	234,944	0	0	236,764
November 2009, common stock sold in private placement offering at $0.25 per share, less offering cost totaling $31,243 (in shares)	1,820,000
Stock issued during period for private placement in December, value, issues one	1,900	260,222	0	0	262,122
Stock issued during period for private placement in December, shares, issues one (in shares)	1,900,000
Stock issued during period for private placement in December, value, issues two	1,760	167,361	0	0	169,121
Stock issued during period for private placement in december, shares, issues two (in shares)	1,760,000
December 2009, stock issued to a consultant for services at $0.61 per share	750	456,750	0	0	457,500
December 2009, stock issued to a consultant for services at $0.61 per share (in shares)	750,000
February 2010, stock issued to a consultant for services at $0.93 per share	375	348,375	0	0	348,750
February 2010, stock issued to a consultant for services at $0.93 per share (in shares)	375,000
Stock issued for acquisition of mineral rights	4,000	3,636,000	0	0	3,640,000
Stock issued for acquisition of mineral rights (in shares)	4,000,000
June 2010 common stock sold in private placement offering at $0.25 per share, less offering cost totaling $250,204	4,000	284,943	0	0	288,943
June 2010 common stock sold in private placement offering at $0.25 per share, less offering cost totaling $250,204 (in shares)	4,000,000
Stock options issued to consultant for services	0	114,783	0	0	114,783
Amortization of stock-based compensation	0	84,614	0	0	84,614
Stock issued by CEO to employees and director for services	0	129,500	0	0	129,500
Net income (loss)	0	0	(16,048,682)	0	(16,048,682)
Balance at Jun. 30, 2010	74,625	7,095,961	(16,242,392)	0	(9,071,806)
Balance (in shares) at Jun. 30, 2010	74,625,095
Stock issued during period for private placement in November, value, issues one	2,000	21,425	0	0	23,425
Stock issued during period for private placement in November, shares, issues one (in shares)	2,000,000
Stock issued during period for private placement in November, value, issues two	2,000	23,214	0	0	25,214
Stock issued during period for private placement in November, shares, issues two (in shares)	2,000,000
Stock issued during period for private placement in December, value, issues one	3,334	217,875	0	0	221,209
Stock issued during period for private placement in December, shares, issues one (in shares)	3,333,338
Stock issued during period for private placement in December, value, issues two	5,383	363,246	0	0	368,629
Stock issued during period for private placement in december, shares, issues two (in shares)	5,383,325
Stock issued for acquisition of mineral rights	10,000	3,890,000	0	0	3,900,000
Stock issued for acquisition of mineral rights (in shares)	10,000,000
July 2010, common stock sold in private placement offering at $0.25 per share, less offering costs totaling $47,245	2,000	230,884	0	0	232,884
July 2010, common stock sold in private placement offering at $0.25 per share, less offering costs totaling $47,245 (in shares)	2,000,000
August 2010, stock issued for services at $0.30 per share	87	26,042	0	0	26,129
August 2010, stock issued for services at $0.30 per share (in shares)	87,096
September 2010, common stock sold in private placement offering at $0.25 per share, less offering costs totaling $4,757	160	18,017	0	0	18,177
September 2010, common stock sold in private placement offering at $0.25 per share, less offering costs totaling $4,757 (in shares)	160,000
December 2010, stock issued for services at $0.231 per share	1,551	356,788	0	0	358,339
December 2010, stock issued for services at $0.231 per share (in shares)	1,551,253
December 2010, common stock sold in private placement offering at $0.15 per share, less offering costs totaling $8,125	767	64,558	0	0	65,325
December 2010, common stock sold in private placement offering at $0.15 per share, less offering costs totaling $8,125 (in shares)	766,667
January 2011, common stock sold in private placement offering at $0.15 per share, less offering costs totaling $41,033	1,783	91,472	0	0	93,255
January 2011, common stock sold in private placement offering at $0.15 per share, less offering costs totaling $41,033 (in shares)	1,783,333
February 2011, common stock sold in private placement offering at $0.15 per share, less offering costs totaling $16,470	400	20,322	0	0	20,722
February 2011, common stock sold in private placement offering at $0.15 per share, less offering costs totaling $16,470 (in shares)	400,000
February 2011 common stock issued for cash on sale of D Units upon exercise of Double Options, at $0.05 per share.	3,800	186,200	0	0	190,000
February 2011 common stock issued for cash on sale of D Units upon exercise of Double Options, at $0.05 per share. (in shares)	3,800,000
February 2011, exercise of $0.05 per share D Warrants for cash	2,000	98,000	0	0	100,000
February 2011, exercise of $0.05 per share D Warrants for cash (in shares)	2,000,000
February 2011, fair value of D warrants reclassified from derivative liability to equity upon exercise	0	2,328,951	0	0	2,328,951
February 2011, common stock issued for legal services at $0.385 per share	608	233,591	0	0	234,199
February 2011, common stock issued for legal services at $0.385 per share (in shares)	608,310
February 2011, common stock issued for Lacus settlement at $0.385 per share	500	192,000	0	0	192,500
February 2011, common stock issued for Lacus settlement at $0.385 per share (in shares)	500,000
February 2011, common stock issued for Compensation Modification Agreement at $0.385 per share	1,000	384,000	0	0	385,000
February 2011, common stock issued for Compensation Modification Agreement at $0.385 per share (in shares)	1,000,000
February 2011, common stock issued for Settlement Agreement at $0.385 per share	1,000	384,000	0	0	385,000
February 2011, common stock issued for Settlement Agreement at $0.385 per share (in shares)	1,000,000
February 2011, common stock issued for MIZ Employment Service Agreement vested stock-based compensation	500	(500)	0	0	0
February 2011, common stock issued for MIZ Employment Service Agreement vested stock-based compensation (in shares)	500,000
February 2011, common stock issued to MIZ at $0.385 per share for salary under Employment Service Agreement	500	192,000	0	0	192,500
February 2011, common stock issued to MIZ at $0.385 per share for salary under Employment Service Agreement (in shares)	500,000
February 2011, common stock issued to MIZ for bonus under Employment Service Agreement at $0.38 per share	237	89,763	0	0	90,000
February 2011, common stock issued to MIZ for bonus under Employment Service Agreement at $0.38 per share (in shares)	236,842
March 2011, exercise of $0.15 per share E Warrants for cash	7,474	1,113,576	0	0	1,121,050
March 2011, exercise of $0.15 per share E Warrants for cash (in shares)	7,473,336
March 2011, fair value of E warrants reclassified from derivative liability to equity upon exercise	0	1,951,885	0	0	1,951,885
March 2011, common stock issued for settlement with Puna Lithium at $0.32 per share	6,000	1,914,000	0	0	1,920,000
March 2011, common stock issued for settlement with Puna Lithium at $0.32 per share (in shares)	6,000,000
April 2011, exercise of $0.15 per share E warrants for cash	150	22,350	0	0	22,500
April 2011, exercise of $0.15 per share E warrants for cash (in shares)	150,000
April 2011, fair value of E warrants reclassified from derivative liability to equity upon exercise	0	70,545	0	0	70,545
May 2011, cashless exercise of $0.05 per share D warrants	515	0	0	0	515
May 2011, cashless exercise of $0.05 per share D warrants (in shares)	515,254
May 2011, fair value of D warrants reclassified from derivative liability to equity upon exercise	0	253,165	0	0	253,165
Beneficial conversion on convertible debt issued in May 2011	0	368,000	0	0	368,000
May 2011, common stock sold in private placement offering at $0.27 per share, less offering costs totaling $737,271	23,920	3,554,723	0	0	3,578,643
May 2011, common stock sold in private placement offering at $0.27 per share, less offering costs totaling $737,271 (in shares)	23,920,071
May 2011, common stock issued for acquisition of mineral rights at $0.25 per share	127,500	31,747,500	0	0	31,875,000
May 2011, common stock issued for acquisition of mineral rights at $0.25 per share (in shares)	127,500,000
May 2011, Consolidation of Maricunga, non-controlling interest	0	0	0	25,496,000	25,496,000
June 2011, common stock issued for services at $0.22 per share	120	26,280	0	0	26,400
June 2011, common stock issued for services at $0.22 per share (in shares)	120,000
Amortization of stock-based compensation	0	777,963	0	0	777,963
Net income (loss)	0	0	(19,219,382)	0	(19,219,382)
Balance at Jun. 30, 2011	279,914	58,307,796	(35,461,774)	25,496,000	48,621,936
Balance (in shares) at Jun. 30, 2011	279,913,920
August and September 2011, exercise of $0.05 per share D Warrants for cash	4,000	196,000	0	0	200,000
August and September 2011, exercise of $0.05 per share D Warrants for cash (in shares)	4,000,000
August and September 2011, fair value of D warrants reclassified from derivative liability to equity upon exercise	0	561,965	0	0	561,965
September 2011, common stock sold to POSCO at $0.21 per share, less offering costs totaling $685,944	38,095	3,495,996	0	0	3,534,091
September 2011, common stock sold to POSCO at $0.21 per share, less offering costs totaling $685,944 (in shares)	38,095,300
Beneficial conversion on convertible debt Waiver Agreement	0	330,019	0	0	330,019
October 2011, exercise of $0.05 per share D Warrants for cash	200	9,800	0	0	10,000
October 2011, exercise of $0.05 per share D Warrants for cash (in shares)	200,000
October 2011, fair value of D warrants reclassified from derivative liability to equity upon exercise	0	28,497	0	0	28,497
Amortization of stock-based compensation	0	308,383	0	0	308,383
Net income (loss)	0	0	5,040,241	(1,270,207)	3,770,034
Balance at Dec. 31, 2011	$ 322,209	$ 63,238,456	$ (30,279,533)	$ 24,225,793	$ 57,364,925
Balance (in shares) at Dec. 31, 2011	322,209,220